PIMCO Funds

Supplement Dated May 15, 2009 to the

Statement of Additional Information,

dated March 18, 2009

Disclosure Related to the Convertible Fund and the High Yield Fund

Effective immediately, William H. Gross is the portfolio manager of the Convertible Fund and the High Yield Fund. References to the Convertible Fund and the High Yield Fund in footnote 8 along with the section accompanying that footnote in the table beginning on page 65 in the subsection titled “Portfolio Managers—Other Accounts Managed” are deleted. In addition, footnote 7 and the section accompanying that footnote to the same table are deleted, and replaced with the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Gross [7]
Registered Investment Companies	41	$205,487	0	N/A
Other Pooled Investment Vehicles	23	$10,375	2	$276
Other Accounts	66	$30,244	21	$10,569

[7]

Mr. Gross manages the Fundamental Advantage Total Return Strategy Fund, which has $51,000,000 in total assets under management, the Fundamental IndexPLUS™ Fund, which has $379,208,842 in total assets under management, the Fundamental IndexPLUS™ TR Fund, which has $559,462,416 in total assets under management, the International StocksPLUS® TR Strategy Fund (Unhedged) , which has $75,530,310 in total assets under management, the Low Duration Fund, which has $11,387,174,303 in total assets under management, the Low Duration Fund II, which has $288,142,922 in total assets under management, the Low Duration Fund III, which has $154,021,681 in total assets under management, the Moderate Duration Fund, which has $1,582,753,107 in total assets under management, the Total Return Fund, which has $125,530,370,779 in total assets under management, the Total Return Fund II, which has $2,361,077,299 in total assets under management, the Total Return Fund III, which has $2,259,685,635 in total assets under management, the Small Cap StocksPLUS® TR Fund, which has $25,877,854 in total assets under management, the StocksPLUS® Fund, which has $712,746,318 in total assets under management, the StocksPLUS® Total Return Fund, which has $251,259,419 in total assets under management, and the StocksPLUS® TR Short Strategy Fund, which has $249,775,2118 in total assets under management. Mr. Gross also manages the EM Fundamental IndexPLUS™ TR Strategy Fund, which had not commenced operations as of October 31, 2008. As of May 15, 2009, Mr. Gross also manages the Convertible Fund, which, as of March 31, 2009, had $1 billion in total assets under management and the High Yield Fund, which, as of March 31, 2009, had $6.5 billion in total assets under management.

In addition, the following sentence is added to the end of the paragraph immediately preceding the above table:

Information pertaining to accounts managed by Mr. Gross is as of April 30, 2009.

Additionally, all references to the portfolio manager of the Convertible Fund and the High Yield Fund and Mr. Gross in the subsection titled “Portfolio Managers—Securities Ownership” are deleted, and replaced with the following:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Gross[5]	Total Return	Over $1,000,000
	Total Return II	None
	Total Return III	None
	StocksPLUS®	None
	Low Duration	None
	Low Duration II	None
	Low Duration III	None
	StocksPLUS® TR Short Strategy	None
	StocksPLUS® TR	None
	Fundamental IndexPLUS™	None
	Fundamental IndexPLUS™ TR	None
	Moderate Duration	None
	Small Caps StocksPLUS® TR	None
	International StocksPLUS® TR Strategy (Unhedged)	None
	Fundamental Advantage Total Return Strategy	None
	Convertible	None
	High Yield	None

[5]

Mr. Gross also manages the EM Fundamental IndexPLUS™ TR Strategy Fund which had not commenced operations as of October 31, 2008. As of May 15, 2009, Mr. Gross also manages the Convertible Fund and the High Yield Fund. As of April 30, 2009, to the best of the Trust’s knowledge, Mr. Gross did not own any shares of the Convertible Fund or the High Yield Fund.

Disclosure Related to the Income Fund

Effective immediately, Daniel J. Ivascyn is the sole portfolio manager of the Income Fund and all references to other portfolio managers of the Income Fund in the section titled “Portfolio Managers” are deleted. References in footnote 8 along with the section accompanying that footnote in the table beginning on page 65 in the subsection titled “Portfolio Managers—Other Accounts Managed” are deleted. In addition, footnote 9 is deleted and replaced with the following:

[9]	As of May 15, 2009, Mr. Ivascyn is the sole portfolio manager of the Income Fund, which, as of March 31, 2009, had $306 million in total assets under management.

Additionally, the following footnote is added to the information pertaining to Mr. Ivascyn within the “Portfolio Managers—Securities Ownership” subsection:

[10]	As of May 15, 2009, Mr. Ivascyn is the sole portfolio manager of the Income Fund. As of April 30, 2009, to the best of the Trust’s knowledge, Mr. Ivascyn did not own any shares of the Income Fund.

Investors Should Retain This Supplement For Future Reference